Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	12 Months Ended
Dec. 31, 2024
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

23. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	5	1,914	3,610
An equity investee	3,849	6,350	1,683
	3,854	8,264	5,293
Revenue from research and development services from:
An equity investee	471	481	507
Purchases from:
An equity investee	2,777	3,651	4,231
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	—	150	227
An equity investee	—	—	127
	—	150	354
Rendering of management services from:
An indirect subsidiary of CK Hutchison	1,087	997	980
Divestment of subsidiaries to:
An indirect subsidiary of CK Hutchison (note (a))	—	5,103	—

(ii)	Balances with related parties included in:

	December 31,
	2024	2023

	(in US$’000)
Accounts receivable—related parties
An equity investee (note (b))	452	1,896
Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (b))	—	228
An equity investee (note (b) and (c))	7,899	28,234
	7,899	28,462
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (d) and (f))	1,928	2,017
An equity investee (note (b) and (e))	88	145
	2,016	2,162
Other non-current liabilities
An equity investee (note (e))	142	450
An indirect subsidiary of CK Hutchison (note (f))	6,475	7,619
	6,617	8,069

Notes:

(a)	On December 7, 2023, the Group completed a transaction to divest Hutchison Hain Organic (Hong Kong) Limited and HUTCHMED Science Nutrition Limited to an indirect subsidiary of CK Hutchison for proceeds of US$5,103,000. A gain on divestment of US$96,000 was recorded in other income for the year ended December 31, 2023.
(b)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities. No allowance for credit losses has been made for amounts due from related parties for the years ended December 31, 2024 and 2023.
(c)	As at December 31, 2024 and 2023, dividends receivable of US$6,795,000 and US$27,130,000 was included in amounts due from related parties respectively.
(d)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(e)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.
(f)	As at December 31, 2024 and 2023, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at December 31, 2024 and 2023, US$6,475,000 and US$7,619,000 of the branding liability payable was included in other non-current liabilities respectively.
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Sales	54,532	66,417	47,611
Purchases	288	5,733	7,936
Dividends declared	1,000	9,068	25,600
Distribution service fee	216	369	—

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,
	2024	2023

	(in US$’000)
Accounts receivable	8,084	7,824
Accounts payable	77	27
Other payables, accruals and advance receipts	427	309